Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income taxes	$ 66,713	$ 19,253
Statutory income tax rate	21.00%	21.00%
Income tax benefit at statutory tax rates	$ 14,010	$ 4,043
State income tax benefit	2,801	561
Foreign rate differential	822	379
Share based compensation	(751)	(1,376)
Disallowed exploration costs	(861)	0
Other	97	(97)
Change in valuation allowance	(16,118)	(3,510)
Income tax benefit	$ 0	$ 0